Fair Value - Asset and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value
Nuclear decommissioning trust fund	$ 598,181	$ 511,339
Long-term investments	518,065	254,864
Natural gas swaps
Fair value
Derivative liabilities	10,248	32,256
International equity trust
Fair value
Unfunded commitments	$ 0
Redemption notice period	3 days
Recurring basis | Natural gas swaps
Fair value
Derivative liabilities	$ 10,248	32,256
Recurring basis | Domestic equity
Fair value
Nuclear decommissioning trust fund	198,325	179,346
Recurring basis | International equity trust
Fair value
Nuclear decommissioning trust fund	120,645	96,204
Long-term investments	31,378	23,161
Recurring basis | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	98,129	63,849
Long-term investments	29,870	20,395
Recurring basis | US Treasury securities
Fair value
Nuclear decommissioning trust fund	46,963	45,522
Long-term investments	7,437	9,257
Recurring basis | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	45,039	62,400
Long-term investments	11,432	12,867
Recurring basis | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	70,813	55,522
Long-term investments	224,536	126,380
Recurring basis | Municipal bonds
Fair value
Nuclear decommissioning trust fund	1,362	1,189
Recurring basis | Federal agency securities
Fair value
Nuclear decommissioning trust fund	6,054	2,586
Long-term investments	537	1,082
Recurring basis | Treasury STRIPS
Fair value
Long-term investments	209,165	59,816
Recurring basis | Other
Fair value
Nuclear decommissioning trust fund	10,851	4,721
Long-term investments	3,710	1,906
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Natural gas swaps
Fair value
Derivative liabilities	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic equity
Fair value
Nuclear decommissioning trust fund	198,325	179,346
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | International equity trust
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	46,963	45,522
Long-term investments	7,437	9,257
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	70,813	55,522
Long-term investments	224,536	126,380
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Treasury STRIPS
Fair value
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair value
Nuclear decommissioning trust fund	7,720	4,450
Long-term investments	3,710	1,906
Recurring basis | Significant Other Observable Inputs (Level 2) | Natural gas swaps
Fair value
Derivative liabilities	10,248	32,256
Recurring basis | Significant Other Observable Inputs (Level 2) | Domestic equity
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Other Observable Inputs (Level 2) | International equity trust
Fair value
Nuclear decommissioning trust fund	120,645	96,204
Long-term investments	31,378	23,161
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	97,788	63,849
Long-term investments	29,661	20,395
Recurring basis | Significant Other Observable Inputs (Level 2) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	45,039	62,400
Long-term investments	11,432	12,867
Recurring basis | Significant Other Observable Inputs (Level 2) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	1,362	1,189
Recurring basis | Significant Other Observable Inputs (Level 2) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	6,054	2,586
Long-term investments	537	1,082
Recurring basis | Significant Other Observable Inputs (Level 2) | Treasury STRIPS
Fair value
Long-term investments	209,165	59,816
Recurring basis | Significant Other Observable Inputs (Level 2) | Other
Fair value
Nuclear decommissioning trust fund	3,131	271
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Natural gas swaps
Fair value
Derivative liabilities	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Domestic equity
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | International equity trust
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	341	0
Long-term investments	209	0
Recurring basis | Significant Unobservable Inputs (Level 3) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Treasury STRIPS
Fair value
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Other
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	$ 0	$ 0